Securities Sold Under Repurchase Agreements - Additional Information (Detail)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Abstract]
Securities sold under repurchase agreements, interest rate	1.89%	4.48%	6.40%